Stockholders' Equity - Narrative (Details)			12 Months Ended
	Dec. 31, 2021 vote $ / shares shares	Dec. 08, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 16, 2021 $ / shares shares	Aug. 15, 2021 shares
Class of Warrant or Right [Line Items]
Common stock — shares authorized (in shares)	300,000,000		300,000,000	300,000,000	300,000,000
Common stock — par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock — shares authorized (in shares)	1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock — par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock — shares issued (in shares)	155,137,237		155,137,237	101,286,645
Common stock — shares outstanding (in shares)	155,137,237		155,137,237	101,286,645	154,404,302
Preferred stock — shares issued (in shares)	0		0	0
Preferred stock — shares outstanding (in shares)	0		0	0		16,383,725
Number of votes | vote	1		1
Exchange ratio					3.7208
Number of shares of common stock entitled to purchase for each warrant (in shares)	1		1
Warrant exercise price (in dollars per share) | $ / shares	$ 11.50		$ 11.50		$ 11.50
Common stock purchase agreement costs | $			$ 1,583,000	$ 0
Tumin Stone Capital
Class of Warrant or Right [Line Items]
Commitment shares for Common Stock Purchase Agreement (in shares)		302,634
Common stock purchase agreement costs | $			$ 1,583,000
Derivative asset | $		$ 0
Tumin Stone Capital | Private Placement
Class of Warrant or Right [Line Items]
Maximum common stock value | $		$ 125,000,000
Exchange cap, percentage of shares of common stock outstanding immediately prior to execution of the agreement		19.99%
Exchange cap exception, minimum price per share (in dollars per share) | $ / shares		$ 4.9485
Term of agreement		36 months
Maximum percentage ownership after the transaction		9.99%
Price per share multiplier		0.9615
Maximum number of shares issued per day calculation, amount divided by closing sale price | $		$ 20,000,000
Maximum number of shares issued per day calculation, average daily common stock trading volume multiplier		0.15
Maximum number of shares issued per day calculation, average daily common stock trading volume, trading days preceding sale date		3 days
Shares issued in transaction (in shares)	0
Private Warrants
Class of Warrant or Right [Line Items]
Outstanding warrants (in shares)	166,666		166,666
Public Warrants
Class of Warrant or Right [Line Items]
Outstanding warrants (in shares)	7,666,666		7,666,666